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Capital Private Client Services Funds
6455 Irvine Center Drive
Irvine, CA 92618-4518

Courtney R. Taylor
Secretary

December 22, 2010

Document Control
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Capital Private Client Services Funds
File Nos. 333-163115 and 811-22349

Enclosed is Form N-14 under the Securities Act of 1933 of the above-named investment company. The filing is being made in anticipation of the proposed acquisition of Endowments – Growth and Income Portfolio by the Fund and we propose that it become effective on February 18, 2011.

Thank you very much for your assistance. If you have any questions please do not hesitate to contact me at (213) 452-2173 or Katherine Newhall at (213) 615-0108.

Sincerely,

/s/ Courtney R. Taylor
Courtney R. Taylor

Enclosure